Submission	Mar. 27, 2025
Submission [Line Items]
Central Index Key	0000876167
Registrant Name	PROGRESS SOFTWARE CORP /MA
Form Type	S-3
Submission Type	S-3ASR
Fee Exhibit Type	EX-FILING FEES